Intangible assets (Details 1) R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Total goodwill	R$ 2,182
Northeastern Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	668
Southern Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	1,391
ERPlastics [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	48
Wise Plasticos [Member]
IfrsStatementLineItems [Line Items]
Total goodwill	R$ 75